Partners Balanced Trust
                          Statement of Certification
                           Pursuant to Rule 497 (j)



Partners Balanced Trust (the "Trust") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in the Trust's Registration Statement on Form N-2 (File Nos. 333-105630 and 811-21270) which was filed electronically on May 29, 2003 (Accession No. 0000950172-03-001793).

Partners Balanced Trust



/s/ Anne F. Ackerley
------------------------------
By:     Anne F. Ackerley
Title:  Vice President

Date:   June 3, 2003